INTANGIBLE ASSETS, NET (Schedule of Intangible Assets Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 56,522	$ 51,955
Accumulated Amortization	(27,004)	(18,065)
Net Carrying Amount	29,518	33,890	$ 18,533
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,603	3,732
Accumulated Amortization	(2,967)	(2,073)
Net Carrying Amount	2,636	1,659
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,558	1,550
Accumulated Amortization	(702)	(543)
Net Carrying Amount	$ 856	1,007
Revenue sharing agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,549
Accumulated Amortization		(1,098)
Net Carrying Amount		1,451
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 12,489	14,855
Accumulated Amortization	(7,377)	(4,613)
Net Carrying Amount	5,112	10,242
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,316	686
Accumulated Amortization	(553)	(176)
Net Carrying Amount	763	510
User base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,005	5,311
Accumulated Amortization	(4,516)	(3,757)
Net Carrying Amount	489	1,554
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,980	14,921
Accumulated Amortization	(6,269)	(3,954)
Net Carrying Amount	6,711	10,967
Game [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,688	2,108
Accumulated Amortization	(2,183)	(629)
Net Carrying Amount	9,505	1,479
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,295	2,435
Accumulated Amortization	(1,810)	(968)
Net Carrying Amount	485	1,467
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,588	3,808
Accumulated Amortization	(627)	(254)
Net Carrying Amount	$ 2,961	$ 3,554